Post employment benefits - Movement in net surplus (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	£ 447	£ 365
Exchange differences	(7)	31
Charge before taxation	(29)	(87)	£ (38)
Other comprehensive (loss)/income	626	16	40
Contributions by the group	128	122
Settlements paid	0	0
Employee contributions	0	0
Benefits paid	0	0
Ending Balance	1,165	447	365
Net settlement gain	(27)	14
Past service cost, net defined benefit liability (asset)	(34)	0	(50)
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	45	4	34
Benefits paid	2,529	2,412
Past service cost, net defined benefit liability (asset)	(28)	(47)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	9,892	10,422
Exchange differences	93	(214)
Charge before taxation	176	149
Other comprehensive (loss)/income	(1,432)	(6)
Contributions by the group	128	122
Settlements paid	52	169
Employee contributions	5	4
Benefits paid	(411)	(416)
Ending Balance	8,399	9,892	10,422
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(9,445)	(10,057)
Exchange differences	(100)	245
Charge before taxation	(205)	(236)
Other comprehensive (loss)/income	2,058	22
Contributions by the group	0	0
Settlements paid	(52)	(169)
Employee contributions	(5)	(4)
Benefits paid	411	416
Ending Balance	(7,234)	(9,445)	£ (10,057)
ETV
Disclosure of net defined benefit liability (asset) [line items]
Settlements paid	£ 52
US Cash Balance Plan
Disclosure of net defined benefit liability (asset) [line items]
Settlements paid		£ 151